Financial Assets at FVPL - Additional Information (Detail) € / shares in Units, ₱ in Millions, € in Millions, $ in Millions																								1 Months Ended							3 Months Ended		12 Months Ended
	Jul. 31, 2020 EUR (€) shares	Jun. 19, 2020 USD ($)	Jan. 30, 2020 EUR (€) shares	Oct. 09, 2019 EUR (€) shares	Dec. 20, 2018 USD ($)	Dec. 15, 2018 USD ($)	Dec. 14, 2018	Dec. 06, 2018 EUR (€) shares	May 23, 2018 EUR (€) shares	May 04, 2018 PHP (₱) shares	May 04, 2018 EUR (€) shares	Apr. 16, 2018 € / shares shares	Feb. 27, 2018 USD ($)	Aug. 04, 2017 PHP (₱)	Aug. 04, 2017 USD ($)	Mar. 10, 2016 PHP (₱)	Mar. 10, 2016 USD ($)	Dec. 18, 2015 PHP (₱)	Dec. 18, 2015 USD ($)	Sep. 03, 2015 USD ($)	Apr. 23, 2015 PHP (₱)	Apr. 23, 2015 USD ($)	Oct. 02, 2014	Oct. 31, 2020 PHP (₱) shares	Oct. 31, 2020 EUR (€) shares	Sep. 30, 2020 PHP (₱) shares	Sep. 30, 2020 EUR (€) shares	Feb. 28, 2015	Aug. 31, 2014 PHP (₱)	Nov. 30, 2010 PHP (₱) shares	Sep. 30, 2018 PHP (₱) shares	Sep. 30, 2018 EUR (€) shares	Dec. 31, 2020 PHP (₱)	Dec. 31, 2019 PHP (₱) shares	Dec. 31, 2019 EUR (€) shares	Mar. 15, 2019 USD ($)	Dec. 15, 2018 PHP (₱)	Sep. 04, 2015 USD ($)	Oct. 01, 2014 € / shares	Aug. 31, 2014 EUR (€)
Disclosure Of Financial Assets [Line Items]
Fair value of investment amount | ₱																																	₱ 380.0	₱ 3,369.0
Date of investment																																	Aug. 07, 2014
Percentage of ownership												67.40%																	10.00%
Number of shares buyback pursuant to share buyback Program | shares												15,000,000																		2,720,000
Offering price per share | € / shares												€ 24
Minimum number of shares committed to accept offer | shares												7,000,000
Total consideration pursuant to share buyback program | ₱																														₱ 6,505.0
Phunware, Inc. [Member]
Disclosure Of Financial Assets [Line Items]
Percentage of subscribed promissory note in associate																				8.00%
Amount of subscribed promissory note issued by associate | $																				$ 5.0
Convertible promissory note payable | $																																						$ 5.0
Business combination enterprise value | $													$ 301.0
Preferred shares conversion ratio													100.00%
Amount of total consideration paid for common shares purchase | $																																				$ 1.6
Fair value of investment amount | ₱																																	₱ 61.0	61.0
Phunware, Inc. [Member] | Series F Preferred Shares [Member]
Disclosure Of Financial Assets [Line Items]
Amount of total consideration of preferred shares subscribed | $																			$ 3.0
Rocket Internet S E [Member]
Disclosure Of Financial Assets [Line Items]
Fair value of investment amount | ₱																																		₱ 2,381.0
Non-current financial assets available-for-sale																													₱ 19,577.0											€ 333
Percentage of ownership																							6.60%					6.10%
Initial public offering | € / shares																																							€ 42.50
Number of shares accepted against tender | shares										7,000,000	7,000,000
Total consideration pursuant to share buyback program										₱ 10,059.0	€ 163
Percentage of Ownership	1.40%			1.30%				1.70%
Shares redeemed | shares	1,600,000			1,700,000				1,900,000	10,800,000
Reducing share capital | €	€ 136			€ 151				€ 153	€ 154
Number of Common Shares Sold | shares																								500,000	500,000	1,400,000	1,400,000				700,000	700,000		700,000	700,000
Aggregate amount against shares sold																								₱ 508.0	€ 9	₱ 1,508.0	€ 26				₱ 1,346.0	€ 22		₱ 1,021.0	€ 18
Rocket Internet S E [Member] | Potential ordinary share transactions [member]
Disclosure Of Financial Assets [Line Items]
Shares redeemed | shares			13,500,000
Reducing share capital | €			€ 137
Rocket Internet S E [Member] | Top of range [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership									2.10%	6.10%	6.10%															1.40%	1.40%				2.10%	2.10%		1.70%	1.70%
Rocket Internet S E [Member] | Top of range [member] | Potential ordinary share transactions [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership			1.40%
Rocket Internet S E [Member] | Bottom of range [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership									2.00%	2.00%	2.00%															0.40%	0.40%				1.70%	1.70%		1.30%	1.30%
Rocket Internet S E [Member] | Bottom of range [member] | Potential ordinary share transactions [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership			1.30%
IFlix Limited [Member]
Disclosure Of Financial Assets [Line Items]
Fair value of investment amount | ₱																																		₱ 599.0
Percentage of ownership						5.30%	7.30%
Purchase of available-for-sale financial investments		$ 22.5												₱ 75.0	$ 1.5						₱ 686.0	$ 15.0
Convertible note held | $						$ 1.5											$ 15.0
Conversion of notes to ordinary shares | ₱																₱ 20.7
Valuation gain																898.0	19.0
Increasing fair value of investment																₱ 1,584.0	$ 34.0
IFlix Limited [Member] | Top of range [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership																																	4.90%
IFlix Limited [Member] | Bottom of range [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership																																	5.30%
IFlix Limited [Member] | Series B Preferred Shares [Member]
Disclosure Of Financial Assets [Line Items]
Conversion of notes to preferred shares | ₱																																					₱ 1.0
Matrixx Software, Inc. [Member]
Disclosure Of Financial Assets [Line Items]
Purchase of available-for-sale financial investments																		₱ 237.0	$ 5.0
Disposal of financial assets at fair value through profit or loss | $					$ 5.0